Equipment and leasehold improvements - Schedule of breakdown of cost, accumulated depreciation, additions and disposals of equipment and leasehold improvements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Beginning balance	$ 16,213
Ending balance	17,779	$ 16,213
Equipment and leasehold improvements, net
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Beginning balance	4,990	6,230
Ending balance	3,841	4,990	$ 6,230
IT equipment
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Beginning balance	796	1,151
Ending balance	630	796	1,151
Furniture and fixtures
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Beginning balance	76	144
Ending balance	39	76	144
Leasehold improvements
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Beginning balance	3,598	3,504
Ending balance	3,075	3,598	3,504
Other equipment
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Beginning balance	520	1,431
Ending balance	97	520	1,431
Costs:
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Beginning balance	15,813	16,068	15,590
Additions	453	997	1,028
Disposals	(1,967)	(1,203)	(374)
Effect of changes in exchange rates	(10)	(49)	(176)
Reclassifications	1
Ending balance	14,290	15,813	16,068
Costs: | IT equipment
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Beginning balance	4,136	4,905	4,338
Additions	402	293	683
Disposals	(58)	(1,045)	(63)
Effect of changes in exchange rates	(5)	(17)	(53)
Reclassifications	1
Ending balance	4,476	4,136	4,905
Costs: | Furniture and fixtures
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Beginning balance	1,677	1,771	1,899
Additions	4	1	36
Disposals	(3)	(84)	(102)
Effect of changes in exchange rates	(1)	(11)	(62)
Reclassifications	0
Ending balance	1,677	1,677	1,771
Costs: | Leasehold improvements
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Beginning balance	7,428	6,803	6,841
Additions	26	671	185
Disposals	0	(26)	(176)
Effect of changes in exchange rates	(4)	(20)	(47)
Reclassifications	0
Ending balance	7,450	7,428	6,803
Costs: | Other equipment
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Beginning balance	2,572	2,589	2,512
Additions	21	32	124
Disposals	(1,906)	(48)	(33)
Effect of changes in exchange rates	0	(1)	(14)
Reclassifications	0
Ending balance	687	2,572	2,589
Accumulated amortization:
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Beginning balance	10,823	9,838	8,904
Amortization	1,346	2,179	1,414
Disposals	(1,712)	(1,173)	(352)
Effect of changes in exchange rates	(9)	(21)
Reclassifications	1		(128)
Ending balance	10,449	10,823	9,838
Accumulated amortization: | IT equipment
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Beginning balance	3,340	3,754	3,269
Amortization	566	643	584
Disposals	(57)	(1,043)	(59)
Effect of changes in exchange rates	(3)	(14)
Reclassifications	0		(40)
Ending balance	3,846	3,340	3,754
Accumulated amortization: | Furniture and fixtures
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Beginning balance	1,601	1,627	1,715
Amortization	41	63	62
Disposals	(3)	(82)	(97)
Effect of changes in exchange rates	(2)	(7)
Reclassifications	1		(53)
Ending balance	1,638	1,601	1,627
Accumulated amortization: | Leasehold improvements
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Beginning balance	3,830	3,299	3,001
Amortization	549	553	508
Disposals	0	(8)	(175)
Effect of changes in exchange rates	(4)	(14)
Reclassifications	0		(35)
Ending balance	4,375	3,830	3,299
Accumulated amortization: | Other equipment
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Beginning balance	2,052	1,158	919
Amortization	190	920	260
Disposals	(1,652)	(40)	(21)
Effect of changes in exchange rates	0	14
Reclassifications	0		0
Ending balance	$ 590	$ 2,052	$ 1,158